CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 397,893	$ 388,241
Investments	289,527	40,961
Trade receivables	776,936	361,010
Other receivables	184,619	54,586
Inventories	86,909	73,721
Assets classified as held for sale	2,792	2,153
Total current assets	1,738,676	920,672
Non-Current Assets
Trade receivables	814	527
Other receivables	21,715	59,724
Deferred income tax assets	375,054	40,237
Investments	13,023	16,598
Goodwill	4,122,236	4,113,535
PP&E	5,998,155	5,281,751
Intangible assets	2,612,974	2,312,933
Right of use assets	692,795	599,242
Investment properties	55,001
Total non-current assets	13,891,767	12,424,547
TOTAL ASSETS	15,630,443	13,345,219
Current Liabilities
Trade payables	961,988	542,367
Borrowings	1,433,449	1,308,379
Salaries and social security payables	356,894	275,963
Income tax liabilities	40,700	5,562
Other taxes payables	241,607	110,577
Dividends payables	1,027	837
Leases liabilities	141,454	90,902
Other liabilities	76,060	49,273
Provisions	72,279	4,737
Total current liabilities	3,325,458	2,388,597
Non-Current Liabilities
Trade payables	17,692	20,095
Borrowings	3,687,475	2,201,807
Salaries and social security payables	55,649	11,548
Deferred income tax liabilities	1,479,121	1,720,619
Other taxes payables	1	2
Leases liabilities	224,455	168,856
Other liabilities	50,840	18,696
Provisions	251,427	64,459
Total non-current liabilities	5,766,660	4,206,082
TOTAL LIABILITIES	9,092,118	6,594,679
EQUITY
Equity attributable to Controlling Company	6,436,731	6,616,647
Equity attributable to non-controlling interest	101,594	133,893
TOTAL EQUITY (See Consolidated Statements of Changes in Equity)	6,538,325	6,750,540
TOTAL LIABILITIES AND EQUITY	$ 15,630,443	$ 13,345,219